Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (15,348,138)	$ (2,795,262)	$ 3,225,214	$ (238,969)
Adjustments to reconcile net (loss) to net cash provided by operating activities:
Depreciation	5,031	23,872	21,752	10,461
Bad debt expense	(100,715)	140,040	240,040	(159,875)
Gain on debt refinance			(6,952,265)
Debt Discount Amortization	47,152			20,017
Imputed interest	39,659	26,992	37,308	37,830
Stock based compensation	177,183
Loss on equity modification	169,781
Loss on derivative	3,266,500		50,392
Loss on impairment of acquired asset	10,028,620
Change in operating assets and liabilities:
Net investment in sales-type leases	3,688,673	4,494,904	4,168,692	2,531,466
Inventory	(468,937)	(654,159)	(20,129)	(91,634)
Accounts payable and accrued expenses	(628,444)	(341,942)	357,374	413,798
Prepaid expenses and other assets	(2,459)			(4,250)
Net Cash provided by operating activities	873,906	894,445	1,128,378	2,518,844
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of fixed assets				(2,566)
Net cash (used by) investing activities				(2,566)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on Notes Payable	(1,830,121)	(1,525,130)	(1,700,013)	(2,656,844)
Borrowings from Notes Payable - Third Party	228,500	100,000	100,000	470,000
Borrowings on loans from related parties	684,000		155,000	775,000
Payment on loans from related parties	(172,121)	(109,161)	(255,364)	(361,436)
Net Cash (used) by financing activities	(1,089,742)	(1,534,291)	(1,700,377)	(1,773,280)
INCREASE (DECREASE) IN CASH and CASH EQUIVALENTS	(215,836)	(639,846)	(571,999)	742,998
CASH AND CASH EQUIVALENTS, AT BEGINNING OF PERIOD	322,795	894,794	894,794	151,796
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	106,959	254,947	322,795	894,794
CASH PAID FOR:
Interest	840,303	1,362,326	1,516,216	1,586,170
Income taxes
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Cancellation of shares of common stock		2,000	2,000
Discount due to BCF	158,500			10,000
Acquisition of ICFG with Common Stock Payable	$ 10,028,620